INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENTS
Disclosure of detailed information about financial instruments [text block]

		2019	2018
	Notes	$ million	$ million
At 1 January		34	21
Acquisitions	21	17	–
Additions		1	4
Fair value remeasurement		12	9
Distributions received		(2)	–
Disposals		(46)	–
Transfers to cash and cash equivalents		(9)	–
At 31 December		7	34